AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 16, 2012

FILE NOS. 333-177564

811-22621

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 1	☒
AND

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 3	☒

COHEN & STEERS REAL ASSETS FUND, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

280 PARK AVENUE, NEW YORK, NY 10017

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 832-3232

COPY TO:

TINA M. PAYNE COHEN & STEERS REAL ASSETS FUND, INC. 280 PARK AVENUE NEW YORK, NY 10017	MICHAEL DOHERTY, ESQ. ROPES & GRAY LLP 1211 AVENUE OF THE AMERICAS NEW YORK, NY 10036-8704
(NAME AND ADDRESS OF AGENT OF SERVICE OF PROCESS)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

☒	IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)

☐	ON [ DATE ] PURSUANT TO PARAGRAPH (B)

☐	60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)

☐	ON [DATE] PURSUANT TO PARAGRAPH (A)(1)

☐	75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)

☐	ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 16th day of February, 2012.

COHEN & STEERS REAL ASSETS FUND, INC.

By:	/s/ ADAM M. DERECHIN
NAME:	ADAM M. DERECHIN
TITLE:	PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	SIGNATURE	TITLE	DATE

By:	/s/ ADAM M. DERECHIN (ADAM DERECHIN)	President and Chief Executive Officer (Principal Executive Officer)	February 16, 2012

By:	/s/ JAMES GIALLANZA (JAMES GIALLANZA)	Treasurer (Principal Financial and Accounting Officer)	February 16, 2012

By:	* (MARTIN COHEN)	Co-Chairman and Director	February 16, 2012

By:	* (ROBERT H. STEERS)	Co-Chairman and Director	February 16, 2012

By:	* (MICHAEL G. CLARK)	Director	February 16, 2012

By:	* (BONNIE COHEN)	Director	February 16, 2012

By:	* (GEORGE GROSSMAN)	Director	February 16, 2012

By:	* (RICHARD E. KROON)	Director	February 16, 2012

By:	* (RICHARD J. NORMAN)	Director	February 16, 2012

By:	* (FRANK K. ROSS)	Director	February 16, 2012

By:	* (C. EDWARD WARD, JR.)	Director	February 16, 2012

By:	/s/ TINA M. PAYNE *TINA M. PAYNE ATTORNEY-IN-FACT		February 16, 2012

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase